Schedule of Unearned Compensation and Weighted Average Remaining Period for Outstanding Share-Based Awards (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned Compensation	$ 33
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned Compensation	24
Weighted- Average Remaining Period (in years)	1 year 1 month 6 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned Compensation	7
Weighted- Average Remaining Period (in years)	1 year 4 months 24 days
Share-Based Awards Converted To Cash Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned Compensation	1
Weighted- Average Remaining Period (in years)	2 months 12 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned Compensation	$ 1
Weighted- Average Remaining Period (in years)	1 year 2 months 12 days